GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION (Details 4) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 719,127		$ 360,909	$ 584,979	$ 447,868	$ 96,095	$ 364,246
Accounts receivables, net of reserve	623,706		705,214		621,420
Inventories	124,269		106,241		88,866
Deferred income taxes	14,649		16,519		16,414
Prepaid expenses and other	79,132		80,912		79,538
Current assets of discontinued operations	7,486		7,206		3,705
Total current assets	1,568,369		1,277,001		1,257,811
Investments	164,648		236,644		316,154
Property, plant and equipment, net	5,572,818		5,188,544		4,676,103	4,351,571
Other assets	38,315		18,809		13,496
TOTAL ASSETS	7,344,150		6,720,998		6,263,564
CURRENT LIABILITIES:
Accounts payable	172,373		182,031		144,379
Accrued liabilities	176,256		282,278		189,684
Long-term debt due within one year	39,207		39,635		114,600
Current liabilities of discontinued operations	3,309		3,217		3,210
Total current liabilities	391,145		507,161		451,873
NONCURRENT LIABILITIES:
Long-term debt	532,908		39,502		79,137
Deferred income taxes	1,320,364		1,215,259		1,222,981
Other	93,180		64,110		65,351
Noncurrent liabilities of discontinued operations	4,177		3,989		495
Total noncurrent liabilities	1,950,629		1,322,860		1,367,964
SHAREHOLDERS' EQUITY:
Common stock	$ 11,085		$ 11,051		$ 10,874
Preferred stock
Additional paid-in capital	$ 402,442		$ 383,972		$ 288,758
Retained earnings	4,729,390		4,525,797		4,102,663
Accumulated other comprehensive income	40,072	$ 41,078	83,126		132,530	166,807
Treasury stock, at cost	(180,613)		(112,969)		(91,098)
Total shareholders' equity	5,002,376		4,890,977		4,443,727	3,834,998	3,270,047
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	7,344,150		6,720,998		6,263,564
Eliminations
CURRENT ASSETS:
Cash and cash equivalents	4,572		(3,628)	1,285	1,556	(1,005)	7,688
Accounts receivables, net of reserve	(13,522)		(16,942)		(8,748)
Inventories			1,770		723
Deferred income taxes	(5,954)		(8,352)		(6,380)
Prepaid expenses and other	(23,076)		54		1,178
Total current assets	(37,980)		(27,098)		(11,671)
Intercompany	(1,394,023)		(994,122)		(662,761)
Other assets	(7,024)		(6,621)		(5,099)
Investment in subsidiaries	(5,828,620)		(5,512,105)		(4,814,900)
TOTAL ASSETS	(7,267,647)		(6,539,946)		(5,494,431)
CURRENT LIABILITIES:
Accounts payable	(6)		(7)		(2,620)
Accrued liabilities	(31,472)		(6,138)		(2,533)
Total current liabilities	(31,478)		(6,145)		(5,153)
NONCURRENT LIABILITIES:
Deferred income taxes	(10,469)		(14,573)		(11,479)
Intercompany	(1,397,080)		(1,007,123)		(662,899)
Total noncurrent liabilities	(1,407,549)		(1,021,696)		(674,378)
SHAREHOLDERS' EQUITY:
Common stock	(100)		(100)		(100)
Additional paid-in capital	(45,148)		(42,835)		(16,104)
Retained earnings	(5,738,896)		(5,381,476)		(4,661,812)
Accumulated other comprehensive income	(44,476)		(87,694)		(136,884)
Total shareholders' equity	(5,828,620)		(5,512,105)		(4,814,900)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	(7,267,647)		(6,539,946)		(5,494,431)
Guarantor/Parent | Reportable Legal Entities
CURRENT ASSETS:
Cash and cash equivalents	(1,949)		(2,050)	(357)	(202)	(1,080)	(1,203)
Accounts receivables, net of reserve	(9)		(31)		(41)
Deferred income taxes	3,394		5,372		4,731
Prepaid expenses and other	14,104		8,863		10,723
Total current assets	15,540		12,154		15,211
Investments	13,200		14,344		10,506
Property, plant and equipment, net	48,233		42,027		33,540
Intercompany	14,927		14,855		13,345
Other assets	8,042		8,110		5,315
Investment in subsidiaries	5,592,313		5,276,750		4,584,267
TOTAL ASSETS	5,692,255		5,368,240		4,662,184
CURRENT LIABILITIES:
Accounts payable	80,907		80,562		60,138
Accrued liabilities	15,481		31,960		28,816
Total current liabilities	96,388		112,522		88,954
NONCURRENT LIABILITIES:
Intercompany	576,457		346,545		114,534
Other	17,034		18,196		14,969
Total noncurrent liabilities	593,491		364,741		129,503
SHAREHOLDERS' EQUITY:
Common stock	11,085		11,051		10,874
Additional paid-in capital	402,442		383,972		288,758
Retained earnings	4,729,390		4,525,797		4,102,663
Accumulated other comprehensive income	40,072		83,126		132,530
Treasury stock, at cost	(180,613)		(112,969)		(91,098)
Total shareholders' equity	5,002,376		4,890,977		4,443,727
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,692,255		5,368,240		4,662,184
Issuer Subsidiary | Reportable Legal Entities
CURRENT ASSETS:
Cash and cash equivalents	695,343		329,655	553,201	412,596	67,074	324,204
Accounts receivables, net of reserve	495,480		623,274		518,362
Inventories	84,323		67,113		55,892
Deferred income taxes	17,209		19,499		16,403
Prepaid expenses and other	1,505		15,013		24,789
Total current assets	1,293,860		1,054,554		1,028,042
Investments	151,448		222,300		305,648
Property, plant and equipment, net	5,006,311		4,681,294		4,289,267
Intercompany	1,177,045		782,626		465,024
Other assets	1,425		1,197		1,227
Investment in subsidiaries	236,307		235,355		230,633
TOTAL ASSETS	7,866,396		6,977,326		6,319,841
CURRENT LIABILITIES:
Accounts payable	59,769		80,488		58,150
Accrued liabilities	132,482		212,896		123,009
Long-term debt due within one year	39,207		39,635		114,600
Total current liabilities	231,458		333,019		295,759
NONCURRENT LIABILITIES:
Long-term debt	532,908		39,502		79,137
Deferred income taxes	1,265,090		1,182,192		1,207,440
Intercompany	240,490		141,066		144,902
Other	20,866		19,948		20,598
Total noncurrent liabilities	2,059,354		1,382,708		1,452,077
SHAREHOLDERS' EQUITY:
Common stock	100		100		100
Additional paid-in capital	44,805		42,516		16,000
Retained earnings	5,486,203		5,131,289		4,419,021
Accumulated other comprehensive income	44,476		87,694		136,884
Total shareholders' equity	5,575,584		5,261,599		4,572,005
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	7,866,396		6,977,326		6,319,841
Non-Guarantor Subsidiaries | Reportable Legal Entities
CURRENT ASSETS:
Cash and cash equivalents	21,161		36,932	$ 30,850	33,918	$ 31,106	$ 33,557
Accounts receivables, net of reserve	141,757		98,913		111,847
Inventories	39,946		37,358		32,251
Deferred income taxes					1,660
Prepaid expenses and other	86,599		56,982		42,848
Current assets of discontinued operations	7,486		7,206		3,705
Total current assets	296,949		237,391		226,229
Property, plant and equipment, net	518,274		465,223		353,296
Intercompany	202,051		196,641		184,392
Other assets	35,872		16,123		12,053
TOTAL ASSETS	1,053,146		915,378		775,970
CURRENT LIABILITIES:
Accounts payable	31,703		20,988		28,711
Accrued liabilities	59,765		43,560		40,392
Current liabilities of discontinued operations	3,309		3,217		3,210
Total current liabilities	94,777		67,765		72,313
NONCURRENT LIABILITIES:
Deferred income taxes	65,743		47,640		27,020
Intercompany	580,133		519,512		403,463
Other	55,280		25,966		29,784
Noncurrent liabilities of discontinued operations	4,177		3,989		495
Total noncurrent liabilities	705,333		597,107		460,762
SHAREHOLDERS' EQUITY:
Additional paid-in capital	343		319		104
Retained earnings	252,693		250,187		242,791
Total shareholders' equity	253,036		250,506		242,895
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,053,146		$ 915,378		$ 775,970